Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,074,100.54

Principal:
Principal Collections	$31,622,657.77
Prepayments in Full	$21,032,071.62
Liquidation Proceeds	$687,494.23
Recoveries	$2,161.49
Sub Total	$53,344,385.11
Collections	$59,418,485.65

Purchase Amounts:
Purchase Amounts Related to Principal	$72,205.52
Purchase Amounts Related to Interest	$212.04
Sub Total	$72,417.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,490,903.21

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$59,490,903.21
Servicing Fee	$1,373,365.00	$1,373,365.00	$0.00	$0.00	$58,117,538.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,117,538.21
Interest - Class A-2 Notes	$289,863.85	$289,863.85	$0.00	$0.00	$57,827,674.36
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$57,432,874.36
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$57,285,316.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,285,316.03
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$57,201,829.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,201,829.95
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$57,132,496.62
Third Priority Principal Payment	$15,045,563.68	$15,045,563.68	$0.00	$0.00	$42,086,932.94
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$41,989,266.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,989,266.27
Regular Principal Payment	$53,519,225.72	$41,989,266.27	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,490,903.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$15,045,563.68
Regular Principal Payment					$41,989,266.27
Total					$57,034,829.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$57,034,829.95	$92.45	$289,863.85	$0.47	$57,324,693.80	$92.92
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$57,034,829.95	$27.96	$1,082,708.26	$0.53	$58,117,538.21	$28.49

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$610,239,678.80	0.9892036	$553,204,848.85	0.8967496
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,585,299,678.80	0.7771610	$1,528,264,848.85	0.7492009

Pool Information
Weighted Average APR	4.709%	4.702%
Weighted Average Remaining Term	54.26	53.46
Number of Receivables Outstanding	77,872	74,140
Pool Balance	$1,648,037,997.67	$1,594,266,628.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,581,649,263.59	$1,530,254,115.12
Pool Factor	0.7927243	0.7668597

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$23,913,999.43
Yield Supplement Overcollateralization Amount	$64,012,513.51
Targeted Overcollateralization Amount	$77,531,739.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,001,779.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		341	$356,895.01
(Recoveries)		8	$2,161.49
Net Losses for Current Collection Period			$354,733.52
Cumulative Net Losses Last Collection Period			$727,492.44
Cumulative Net Losses for all Collection Periods			$1,082,225.96

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.05%	781	$16,768,090.31
61-90 Days Delinquent	0.10%	69	$1,642,797.54
91-120 Days Delinquent	0.03%	19	$509,886.40
Over 120 Days Delinquent	0.01%	9	$186,617.35
Total Delinquent Receivables	1.20%	878	$19,107,391.60

Repossession Inventory:
Repossessed in the Current Collection Period		50	$1,341,523.29
Total Repossessed Inventory		68	$1,886,716.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1735%
Preceding Collection Period			0.2281%
Current Collection Period			0.2626%
Three Month Average			0.2214%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0868%
Preceding Collection Period			0.1040%
Current Collection Period			0.1308%
Three Month Average			0.1072%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer